Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
Dec. 31, 2020 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants/shares oustanding as of 01/01/2020	10,658,309
Number of warrants/shares granted	1,070,685
Number of warrants/shares vested/exercised	313,755
Number of warrants/shares voided	399,707
Number of warrants/shares oustanding as of 12/31/2020	11,015,532
Maximum of shares to be issued	11,015,532
Number of warrants/shares exercisable12/31/2020	8,901,623
Free Shares [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2020	3,000
Number of warrants/shares vested/exercised	3,000
Strike price per share in euros | € / shares	€ 23.84
Free Shares [member] | 12/17/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/17/2018
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2020	13,000
Number of warrants/shares voided	13,000
Strike price per share in euros | € / shares	€ 16.00
Free Shares [member] | 03/07/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/07/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2020	2,500
Number of warrants/shares oustanding as of 12/31/2020	2,500
Maximum of shares to be issued	2,500
Strike price per share in euros | € / shares	€ 16.00
Free Shares [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2020	6,500
Number of warrants/shares oustanding as of 12/31/2020	6,500
Maximum of shares to be issued	6,500
Strike price per share in euros | € / shares	€ 18.01
Free Shares [member] | 07/16/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/16/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2020	4,000
Number of warrants/shares oustanding as of 12/31/2020	4,000
Maximum of shares to be issued	4,000
Strike price per share in euros | € / shares	€ 14.01
Free Shares [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2020	21,500
Number of warrants/shares voided	6,500
Number of warrants/shares oustanding as of 12/31/2020	15,000
Maximum of shares to be issued	15,000
Strike price per share in euros | € / shares	€ 11.32
Free Shares [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Free shares
Number of warrants/shares oustanding as of 01/01/2020	16,500
Number of warrants/shares oustanding as of 12/31/2020	16,500
Maximum of shares to be issued	16,500
Strike price per share in euros | € / shares	€ 12.16
Free Shares [member] | 03/4/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2020
Type	Free shares
Number of warrants/shares granted	6,500
Number of warrants/shares oustanding as of 12/31/2020	6,500
Maximum of shares to be issued	6,500
Strike price per share in euros | € / shares	€ 14.54
Free Shares [member] | 04/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/14/2020
Type	Free shares
Number of warrants/shares granted	20,000
Number of warrants/shares oustanding as of 12/31/2020	20,000
Maximum of shares to be issued	20,000
Strike price per share in euros | € / shares	€ 9.14
Free Shares [member] | 06/19/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/19/2020
Type	Free shares
Number of warrants/shares granted	16,500
Number of warrants/shares oustanding as of 12/31/2020	16,500
Maximum of shares to be issued	16,500
Strike price per share in euros | € / shares	€ 14.76
Free Shares [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Free shares
Number of warrants/shares granted	10,000
Number of warrants/shares oustanding as of 12/31/2020	10,000
Maximum of shares to be issued	10,000
Strike price per share in euros | € / shares	€ 15.76
Free Shares [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Free shares
Number of warrants/shares granted	70,000
Number of warrants/shares oustanding as of 12/31/2020	70,000
Maximum of shares to be issued	70,000
Strike price per share in euros | € / shares	€ 14.00
Free Shares [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Free shares
Number of warrants/shares granted	15,000
Number of warrants/shares oustanding as of 12/31/2020	15,000
Maximum of shares to be issued	15,000
Strike price per share in euros | € / shares	€ 14.58
Free Shares [member] | 10/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/14/2020
Type	Free shares
Number of warrants/shares granted	423,285
Number of warrants/shares voided	6,535
Number of warrants/shares oustanding as of 12/31/2020	416,750
Maximum of shares to be issued	416,750
Strike price per share in euros | € / shares	€ 22.45
Free Shares [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Free shares
Number of warrants/shares granted	16,600
Number of warrants/shares oustanding as of 12/31/2020	16,600
Maximum of shares to be issued	16,600
Strike price per share in euros | € / shares	€ 14.76
Free Shares [member] | 12/16/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/16/2020
Type	Free shares
Number of warrants/shares granted	7,300
Number of warrants/shares oustanding as of 12/31/2020	7,300
Maximum of shares to be issued	7,300
Strike price per share in euros | € / shares	€ 23.75
BSA [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/27/2015
Type	BSA
Number of warrants/shares oustanding as of 01/01/2020	130,000
Number of warrants/shares oustanding as of 12/31/2020	130,000
Maximum of shares to be issued	130,000
Number of warrants/shares exercisable12/31/2020	130,000
Strike price per share in euros | € / shares	€ 38.45
BSA [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/18/2015
Type	BSA
Number of warrants/shares oustanding as of 01/01/2020	50,000
Number of warrants/shares oustanding as of 12/31/2020	50,000
Maximum of shares to be issued	50,000
Number of warrants/shares exercisable12/31/2020	50,000
Strike price per share in euros | € / shares	€ 29.58
BSA [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	BSA
Number of warrants/shares oustanding as of 01/01/2020	224,200
Number of warrants/shares oustanding as of 12/31/2020	224,200
Maximum of shares to be issued	224,200
Number of warrants/shares exercisable12/31/2020	224,200
Strike price per share in euros | € / shares	€ 28.01
BSA [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	BSA
Number of warrants/shares oustanding as of 01/01/2020	147,025
Number of warrants/shares oustanding as of 12/31/2020	147,025
Maximum of shares to be issued	147,025
Number of warrants/shares exercisable12/31/2020	147,025
Strike price per share in euros | € / shares	€ 27.37
BSA [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	BSA
Number of warrants/shares oustanding as of 01/01/2020	148,000
Number of warrants/shares oustanding as of 12/31/2020	148,000
Maximum of shares to be issued	148,000
Number of warrants/shares exercisable12/31/2020	148,000
Strike price per share in euros | € / shares	€ 18.68
BSA [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	BSA
Number of warrants/shares oustanding as of 01/01/2020	200,000
Number of warrants/shares oustanding as of 12/31/2020	200,000
Maximum of shares to be issued	200,000
Number of warrants/shares exercisable12/31/2020	200,000
Strike price per share in euros | € / shares	€ 24.34
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/24/2015
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	1,612,994
Number of warrants/shares voided	21,391
Number of warrants/shares oustanding as of 12/31/2020	1,591,603
Maximum of shares to be issued	1,591,603
Number of warrants/shares exercisable12/31/2020	1,591,603
Strike price per share in euros | € / shares	€ 38.45
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	1,623,200
Number of warrants/shares voided	24,500
Number of warrants/shares oustanding as of 12/31/2020	1,598,700
Maximum of shares to be issued	1,598,700
Number of warrants/shares exercisable12/31/2020	1,598,700
Strike price per share in euros | € / shares	€ 27.55
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	1,652,595
Number of warrants/shares vested/exercised	2,354
Number of warrants/shares voided	13,536
Number of warrants/shares oustanding as of 12/31/2020	1,636,705
Maximum of shares to be issued	1,636,705
Number of warrants/shares exercisable12/31/2020	1,636,705
Strike price per share in euros | € / shares	€ 22.44
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	2,178,893
Number of warrants/shares vested/exercised	238,660
Number of warrants/shares voided	21,599
Number of warrants/shares oustanding as of 12/31/2020	1,918,634
Maximum of shares to be issued	1,918,634
Number of warrants/shares exercisable12/31/2020	1,918,634
Strike price per share in euros | € / shares	€ 17.90
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	960,000
Number of warrants/shares vested/exercised	1,000
Number of warrants/shares voided	35,000
Number of warrants/shares oustanding as of 12/31/2020	924,000
Maximum of shares to be issued	924,000
Number of warrants/shares exercisable12/31/2020	707,722
Strike price per share in euros | € / shares	€ 22.57
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	50,000
Number of warrants/shares voided	30,000
Number of warrants/shares oustanding as of 12/31/2020	20,000
Maximum of shares to be issued	20,000
Number of warrants/shares exercisable12/31/2020	9,996
Strike price per share in euros | € / shares	€ 24.80
Stock options [member] | 12/17/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/17/2018
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	40,000
Number of warrants/shares voided	40,000
Strike price per share in euros | € / shares	€ 18.37
Stock options [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	1,469,700
Number of warrants/shares vested/exercised	41,539
Number of warrants/shares voided	162,646
Number of warrants/shares oustanding as of 12/31/2020	1,265,515
Maximum of shares to be issued	1,265,515
Number of warrants/shares exercisable12/31/2020	531,538
Strike price per share in euros | € / shares	€ 18.25
Stock options [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	55,000
Number of warrants/shares voided	25,000
Number of warrants/shares oustanding as of 12/31/2020	30,000
Maximum of shares to be issued	30,000
Number of warrants/shares exercisable12/31/2020	7,500
Strike price per share in euros | € / shares	€ 11.06
Stock options [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	30,000
Number of warrants/shares vested/exercised	7,500
Number of warrants/shares oustanding as of 12/31/2020	22,500
Maximum of shares to be issued	22,500
Strike price per share in euros | € / shares	€ 12.33
Stock options [member] | 04/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/14/2020
Type	Stock Options
Number of warrants/shares granted	160,000
Number of warrants/shares oustanding as of 12/31/2020	160,000
Maximum of shares to be issued	160,000
Strike price per share in euros | € / shares	€ 8.27
Stock options [member] | 06/19/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/19/2020
Type	Stock Options
Number of warrants/shares oustanding as of 01/01/2020	17,000
Number of warrants/shares granted	17,000
Maximum of shares to be issued	17,000
Strike price per share in euros | € / shares	€ 15.84
Stock options [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Stock Options
Number of warrants/shares granted	17,000
Number of warrants/shares oustanding as of 12/31/2020	17,000
Maximum of shares to be issued	17,000
Strike price per share in euros | € / shares	€ 15.12
Stock options [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Stock Options
Number of warrants/shares granted	212,000
Number of warrants/shares oustanding as of 12/31/2020	212,000
Maximum of shares to be issued	212,000
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Stock Options
Number of warrants/shares granted	45,000
Number of warrants/shares oustanding as of 12/31/2020	45,000
Maximum of shares to be issued	45,000
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Stock Options
Number of warrants/shares granted	28,000
Number of warrants/shares oustanding as of 12/31/2020	28,000
Maximum of shares to be issued	28,000
Strike price per share in euros | € / shares	€ 14.62
BSPCE [member] | 7/27/2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/27/2010
Type	BSPCE
Number of warrants/shares oustanding as of 01/01/2020	19,702
Number of warrants/shares vested/exercised	19,702
Strike price per share in euros | € / shares	€ 7.97
Free Shares [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Free shares
Number of warrants/shares granted	6,500
Number of warrants/shares oustanding as of 12/31/2020	6,500
Maximum of shares to be issued	6,500
Strike price per share in euros | € / shares	€ 14.98